Production costs - Summary of Product Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Labour	$ 90,460	$ 104,016
Fuel	24,430	17,889
Reagents	45,442	42,473
Electricity	31,729	21,471
Mining contractors	39,708	40,056
Operating and maintenance supplies and services	104,272	104,519
Site general and administrative costs	53,669	56,476
Royalties and selling expenses	69,876	62,848
Production costs	$ 459,586	$ 449,748